Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

24. Related Party Transactions

In March 2012, we acquired, through our wholly owned subsidiary Flamel US, all of the membership interests of Éclat from Éclat Holdings, an affiliate of Flamel’s largest shareholder Deerfield Capital L.P. see “note 23 - Post Balance Sheet Events”. Upon closing of the acquisition, Mr. Anderson, the Chief Executive Officer of Éclat, was appointed Chief Executive Officer of Flamel. Mr Anderson retains a minority interest in Éclat Holdings, or its successor company, and does not have the ability to control this entity by virtue of his minority interest.